CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 201	$ (68,657)	$ 42,826
Other comprehensive income (loss):
Change in foreign currency translation adjustment	521	(822)
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	175	206	(62)
Less: reclassification adjustment for net gain (loss) included in net income (loss)	(167)	(178)	62
Net change	8	28
Other comprehensive income (loss)	529	(794)
Comprehensive Income (Loss)	$ 730	$ (69,451)	$ 42,826